Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 488,953	$ 429,244
Restricted cash, current	6,311	4
Accounts receivable, net of allowance for credit losses	8,051	5,109
Inventories	2,101	2,012
Prepaid expenses, current	2,033	2,445
Investment, current	2,449	10,032
Government assistance	6,613	4,579
Other current assets	1,994	2,353
Total current assets	518,505	455,778
Noncurrent assets
Notes receivable, noncurrent		31
Deferred tax credits	4,492	2,364
Property, plant and equipment net of accumulated depreciation	5,042	3,804
Intangible and crypto assets, net of accumulated amortization	30,410	21,073
Operating lease right-of-use assets	5,975	6,366
Finance lease right-of-use assets	87	126
Goodwill	20,012	13,973
Available-for-sale debt securities, noncurrent	128	129
Equity securities, at cost	19,194	517
Investment in unconsolidated affiliates	4,262	7,857
Investment in SAFE	7,000	1,000
Prepaid expenses, noncurrent	828	1,114
Other noncurrent assets	443	455
Total noncurrent assets	97,873	58,809
TOTAL ASSETS	616,378	514,587
Current Liabilities
Accounts payable	26,966	19,207
Notes payable	613	748
Indebtedness to related parties, current	82	84
Convertible note payable, current	10	10
Deferred revenue, current	1,079	93
Current portion of obligations under operating lease liabilities	683	932
Current portion of obligations under finance lease liabilities	35	57
Income tax payable		3
Other current liabilities	12,420	14,132
Total current liabilities	41,888	35,266
Noncurrent liabilities
Bonds, mortgages and other long-term debt	724	1,047
Deferred revenue, noncurrent	1,076	13
Indebtedness to related parties, noncurrent	1,171	1,324
Operating lease liabilities, noncurrent	5,227	5,536
Finance lease liabilities, noncurrent	55	72
Deferred income tax liability	5,805	4,367
Employee benefit plan obligation	4,928	4,502
Other noncurrent liabilities	876	1,311
Total noncurrent liabilities	19,862	18,172
TOTAL LIABILITIES	61,750	53,438
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY
Share subscription in progress	0	0
Treasury stock, at cost (56,508 and 56,508 shares held)	(502)	(502)
Additional paid-in capital	351,740	343,015
Accumulated other comprehensive income / (loss)	3,451	3,426
Accumulated deficit	(309,806)	(300,479)
Total shareholders' equity attributable to WISeKey shareholders	45,339	45,916
Noncontrolling interests in consolidated subsidiaries	509,289	415,233
Total shareholders' equity	554,628	461,149
TOTAL LIABILITIES AND EQUITY	616,378	514,587
Class A Common Stock
SHAREHOLDERS' EQUITY
Common stock	16	16
Class B Common Stock
SHAREHOLDERS' EQUITY
Common stock	$ 440	$ 440